January 6, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

	Re:	The Kenwood Funds - File Nos.  333-1171 and 811-7521

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of The Kenwood Funds (the "Registrant"), the undersigned hereby certifies that the form of Prospectus dated May 1, 1996 (as supplemented on
 December 20, 1996) and Statement of Additional Information, dated
 May 1, 1996 as amended December 20, 1996, that would have been filed under
 Rule 497(c) would not have differed from that contained in Post-Effectiv

e
 Amendment No. 1 to its registration statement on Form N-1A. The text of such Amendment to the Registration Statement was filed electronically.

	Questions regarding this filing may be directed to Ms. Jessica R. Droeger at (312)580-2367.



						Very truly yours,


						 /s/Sharon Morrow
						Sharon Morrow, Vice President